Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenses [Abstract]
Capital gain	$ 16	$ 0	$ 12
Profit From divestment	14	0	0
Past service cost	12	11	5
Reversal of provision for legal claims	11	0	7
Reversal of Impairment of fixed assets	9	0	10
Other	1	9	6
Other income recorded in the income statements	63	20	40
Provision for legal claims	17	0	14
Provision for historical waste removal and site closure costs	14	83	7
Transaction costs	8	0	0
Impairment and disposal of assets	9	90	0
Provision for early retirement and dismissal of employees	0	78	5
Other	9	5	4
Other expenses recorded in the income statements	$ 57	$ 256	$ 30